Restructuring Expenses	12 Months Ended
Mar. 31, 2025
Restructuring and Related Activities [Abstract]
Restructuring Expenses	Restructuring Expenses
Restructuring expenses consist of the following:

	Restructuring Expenses
	31 March
(Millions of US dollars)	2025	2024
Equipment write-offs, including disposal costs	$30.3	$—
Reclassification of foreign currency translation adjustments	8.3	—
Other exit costs	11.7	—
Asia Pacific Fiber Cement segment	50.3	—
General Corporate	—	20.1
Total	$50.3	$20.1
Asia Pacific Fiber Cement segment
For the fiscal year ended 31 March 2025, the Company recorded US$50.3 million of exit costs related to the closure of the Philippines manufacturing and commercial operations. The net assets remaining in the Philippines primarily consists of land and buildings, which are classified as held for sale.
General Corporate
For the fiscal year ended 31 March 2024, the Company recorded impairment charges based on the strategic decision to cancel the Truganina greenfield site. The site is classified as held for sale and the estimated fair value of US$52.6 million at that time was derived primarily from market comparables using a third-party appraisal and are considered Level 3 inputs under ASC 820. As of 31 March 2025, the Company has entered into a definitive agreement to sell the land.